Pension and Post-Retirement and Post-Employment Benefits - Change in Projected Benefit Obligation and Change in Plan Assets (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Change in plan assets
Employer contributions	160	163
Pension Benefits [Member]
Change in projected benefit obligation
Projected benefit obligation, beginning of year	6,507	5,461
Current service cost	170	123
Interest cost	278	285
Reciprocal transfers	1	1
Benefits paid	(317)	(291)
Net actuarial loss (gain)	(63)	928
Projected benefit obligation, end of year	6,576	6,507
Change in plan assets
Fair value of plan assets, beginning of year	4,992	4,682
Actual return on plan assets	887	425
Reciprocal transfers	1	1
Benefits paid	(317)	(291)
Employer contributions	160	163
Employee contributions	30	27
Administrative expenses	(22)	(15)
Fair value of plan assets, end of year	5,731	4,992
Unfunded status	845	1,515
Post-Retirement and Post-Employment Benefits [Member]
Change in projected benefit obligation
Projected benefit obligation, beginning of year	1,459	1,206
Current service cost	40	29
Interest cost	63	63
Reciprocal transfers
Benefits paid	(44)	(42)
Net actuarial loss (gain)	13	203
Projected benefit obligation, end of year	1,531	1,459
Change in plan assets
Fair value of plan assets, beginning of year
Actual return on plan assets
Reciprocal transfers
Benefits paid	(44)	(42)
Employer contributions
Employee contributions
Administrative expenses
Fair value of plan assets, end of year
Unfunded status	1,531	1,459